Intangible Assets (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 744	$ 746
Weighted average remaining amortization period	10 years 7 months 6 days